FINISHED GOODS USED IN OPERATIONS, NET (Tables)	9 Months Ended
Sep. 30, 2013
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Schedule of Finished Goods Used in Operations, Net
	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Finished goods used in operations	$15,966	$15,922	$17,197
Accumulated depreciation	(12,176)	(12,284)	(12,856)
Finished goods used in operations, net	$3,790	$3,638	$4,341